Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Debt [Table Text Block]
			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2020	2019
Fixed-rate amortizing (a)	07/01/25	10/01/28	4.06%	4.02%	4.47%	$-	$404
Finance lease liabilities	09/30/34	06/01/40	2.64%	1.89%	3.51%	4,839	4,098
PPPLF(b)	04/13/22	04/13/22	0.35%	0.35%	0.35%	3,951	-
Junior subordinated debt	12/21/37	12/21/37	2.56%	1.88%	3.61%	8,248	8,248

Total						$17,038	$12,750

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate
2021	$257	2.64%
2022	4,216	0.68%
2023	272	2.64%
2024	279	2.64%
2025	286	2.64%
Beyond 2025	11,728	2.01%

Total	$17,038	1.62%